Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits (Detail)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	93.65%	87.37%
Weighted average [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	93.59%	88.63%
Maximum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	95.25%	92.77%
Minimum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	92.45%	85.50%